CASH AND CASH EQUIVALENTS (Schedule of Cash and Cash Equivalents) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents [abstract]
Cash at bank and in hand	$ 9,561	$ 9,845
Short-term deposits	14,003	67,264
Cash and cash equivalents	$ 23,564	$ 77,109	$ 101,953	$ 9,102